Share-based Compensation (Tables)	3 Months Ended
Mar. 31, 2015
Share-based Compensation [Abstract]
Summary Of Status Of Company's Equity Compensation Plans

			Weighted-
			average
		Weighted	remaining
		average	contractual	Aggregate
		exercise	term	intrinsic
	Shares	price	(years)	value
	(in thousands, except per share data)
Outstanding at January 1, 2015	2,602,000	$ 9.72	5.39	$ 5,010,208
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	(232,500)	14.24	-	-
Forfeited	-	-	-	-
Outstanding at March 31, 2015	2,369,500	$ 9.27	5.66	$ 1,684,163
Exercisable at March 31, 2015	2,019,875	$ 9.35	5.38	$ 1,450,426

Summary Of Status Of Company's Restricted Stock Units

			Average
		Weighted-	remaining
		average	contractual
		grant date	term
	Shares	fair value	(years)
Outstanding at January 1, 2015	148,381	$ 10.46	2.07
Granted	86,992	9.11	2.00
Vested	(49,375)	10.45	-
Forfeited	-	-	-
Outstanding at March 31, 2015	185,998		1.88